Financial risk - Carrying amount for the bank’s loans and securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	$ 3,426	$ 3,114
Average term (days)	191 days	195 days
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	$ 3,134	$ 2,193
Average term (days)	1365 days	1382 days